UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
November 6, 2008




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     1218     3043 SH       SOLE
EMERSON ELECTRIC               COM              291011104     3565    87410 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     6871     1564 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     4587    60885 SH       SOLE
WALT DISNEY                    COM              254687106     2647    86270 SH       SOLE
HEWLETT PACK                   COM		428236103     5364   116015 SH       SOLE
GENERAL ELECTRIC               COM              369604103     2847   111685 SH       SOLE
ILL TOOL WORKS                 COM              452308109     4019    90420 SH       SOLE
LAB CORP AMERICA               COM              50540R409     2446    35205 SH       SOLE
ABBOTT LABS                    COM              002824100     2344    40715 SH       SOLE
MICROSOFT                      COM              594918104     5074   190146 SH       SOLE
PATTERSON INC                  COM              703395103     3849   126595 SH       SOLE
GRAINGER                       COM              384802104     5279    60710 SH       SOLE
OMNICOM                        COM              681919106     2747    71260 SH       SOLE
NOKIA 		               COM              653902204     3232   173310 SH       SOLE
AUTO DATA PROC                 COM              053015103     4360   101990 SH       SOLE
BECTON DICKINSON               COM              075887109     3162    39405 SH       SOLE
PEPSICO INC                    COM              713448108     5704    80047 SH       SOLE
NIKE CL B                      COM              654106103     3035    45370 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     3205    45991 SH       SOLE
ST JUDE MED                    COM	        790849103     1484    34125 SH       SOLE